Sigificant Accounting Policies (Details) - Schedule of translation exchange rate - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Year-end RMB:US$ exchange rate [Member]
Sigificant Accounting Policies (Details) - Schedule of translation exchange rate [Line Items]
Foreign currency translation exchange rates	$ 6.4697	$ 7.0682	$ 7.0682	$ 7.1363
Year average RMB:US$ exchange rate [Member]
Sigificant Accounting Policies (Details) - Schedule of translation exchange rate [Line Items]
Foreign currency translation exchange rates	6.4549	7.0324	7.0324	6.8609
Year-end HK$:US$ exchange rate [Member]
Sigificant Accounting Policies (Details) - Schedule of translation exchange rate [Line Items]
Foreign currency translation exchange rates	7.765	7.7502	7.7502	7.7872
Year average HK$:US$ exchange rate [Member]
Sigificant Accounting Policies (Details) - Schedule of translation exchange rate [Line Items]
Foreign currency translation exchange rates	$ 7.8	$ 7.8	$ 7.8	$ 7.8